Goodwill - Value-In-Use assumptions (Details)	Jun. 30, 2018
Content Business
Disclosure of information for cash-generating units [line items]
Perpetual growth rate	3.00%
Pre-tax discount rate	12.20%
DHX Television
Disclosure of information for cash-generating units [line items]
Perpetual growth rate	0.00%
Pre-tax discount rate	15.50%